H6 Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events After The Reporting Period [Abstract]
Events after the reporting period

Events after the reporting period
Proposals from the Nomination Committee
On January 11, 2023, Ericsson
announced
the Nomination Committee’s proposal that the shareholders elect at the Annual General Meeting 2023 ten ordinary board members with no deputy directors. The Nomination Committee proposed that the following persons be elected as board members:
–	Jan Carlson, Chairman (re-election as director, new election as Chairman)
–	Jon Fredrik Baksaas (re-election)
–	Carolina Dybeck Happe (re-election)
–	Börje Ekholm (re-election)
–	Eric A. Elzvik (re-election)
–	Kristin S. Rinne (re-election)
–	Helena Stjernholm (re-election)
–	Jacob Wallenberg (re-election)
–	Jonas Synnergren (new election)
–	Christy Wyatt (new election)
In addition, the Nomination Committee informed the Company that the current chairman, Ronnie Leten, and board members Kurt Jofs and Nora Denzel had informed the Nomination Committee that they will not stand for re-election
at the Annual General Meeting 2023.
The Company expects to hold its Annual General Meeting on March 29, 2023, and the Nomination Committee’s complete proposals and motivated statement are available on the Company’s website www.ericsson.com.
Ericsson announces changes to the Executive Team
On January 25, 2023, Ericsson announced that Jenny Lindqvist has been appointed as Senior Vice President, Head of Market Area Europe
and
Latin America, as of February 1, 2023. Effective the same date she will become member of the Ericsson Executive Team, reporting to the
 President &
CEO.
Jenny Lindqvist has a Master of Science in Business
and
 Economics from Stockholm School of Economics. Previous management positions within Ericsson Business Area and Market Area organizations include Head of Global Customer Unit Telia Company, Head of Solution Line Intelligent Transport Systems, Key Account Manager Telenor, Managed Services Engagement Lead and Business Manager Multimedia. Previous positions outside Ericsson include roles in management consulting in France and Sweden, as well as in Pharmaceuticals in the Philippines.
As a member of Ericsson’s Executive Leadership Team, Jenny Lindqvist succeeds Stefan Koetz who has been acting in this role as of June 1, 2022. Stefan will take on a new role as Head of Strategic Projects for Market Area Europe
and
L
atin America.
Update on deferred prosecution agreement
In 2019, Ericsson entered into a deferred prosecution agreement (DPA) with the United States Department of Justice (DOJ) in order to resolve past (prior to 2017) Foreign Corrupt Practices Act (FCPA) violations relating to misconduct in certain countries. The DPA provided that, in the event of any breach of its ongoing DPA obligations, the Company could be prosecuted for the historical FCPA violations covered by the DPA.
As announced in October 2021 and March 2022, the DOJ notified Ericsson that it failed to provide certain documents and information to the DOJ in a timely manner and did not adequately report to the DOJ certain information relating to the 2019 internal Iraq investigation. The DOJ has not alleged or charged Ericsson with any new criminal misconduct since the start of the DPA.
The Company’s internal investigation and its cooperation with authorities in relation to the matters discussed in a 2019 Iraq-related internal investigation report remain open and ongoing. The Company continues to thoroughly investigate the matters in full cooperation with the DOJ and the SEC. As previously disclosed, the Company’s 2019 investigation did not conclude that Ericsson made or was responsible for any payments to any terrorist organization and significant further investigation over the course of 2022 has not altered this conclusion. Since 2019, Ericsson has taken substantial remedial measures, overseen by the Board of Directors. These include enhancing its group-wide approach to risk management and strengthening its compliance program and internal controls. The Company agreed in December 2022 to extend its independent compliance monitorship with one year, until June 2024, to further our efforts to embed best-in-class compliance, risk management and internal controls across the organization.
On March 2, 2023, the Company reached a resolution (DOJ Plea Agreement) with the DOJ regarding non-criminal breaches under its DPA. Under the DOJ Plea Agreement, Ericsson will plead guilty to previously deferred charges relating to conduct prior to 2017. In addition, Ericsson has agreed to pay a fine of USD 206,728,848. The entry of the DOJ Plea Agreement will bring the DPA to an end. In the fourth quarter of 2022, the Company made a provision of SEK 2.3 billion (approx. USD 220 million) in relation to the DOJ Plea Agreement, including estimated expenses (SEK 0.1 billion) for the extended compliance monitorship.